SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - $ / shares	Feb. 18, 2016	Jan. 25, 2016
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share)		$ 0.12
Date dividend declared		Jan. 25, 2016
Date dividend paid		Feb. 22, 2016
Share agreement to acquire (in shares)	1,571,749